Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Loans
Gross loans	SFr 296,093	SFr 304,217	SFr 297,841
of which held at amortized cost	282,862	289,944	285,179
of which held at fair value	13,231	14,273	12,662
Net (unearned income)/deferred expenses	(112)	(112)	(116)
Allowance for credit losses	(1,669)	(1,431)	(1,049)
Allowance for loan losses			(946)	SFr (882)	SFr (966)	SFr (902)
Net loans	294,312	302,674	296,779
Non-performing loans	1,994	1,555	1,250
Non-interest-earning loans	280	248	260
Non-accrual loans	2,274	1,803	1,510
Restructured loans	226	196	350
Potential problem loans	791	519	266
Total other impaired loans	1,017	715	616
Gross impaired loans	3,291	2,518	2,126
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	213		208	209
Switzerland
Loans
Gross loans	166,707	165,944	163,133
Foreign
Loans
Gross loans	129,386	138,273	134,708
Corporate and institutional
Loans
Gross loans	132,110	138,488	127,344
of which held at amortized cost	118,936		114,712
Allowance for credit losses	(1,270)	(1,082)	(808)
Allowance for loan losses				(711)	(785)	(715)
Non-accrual loans	1,313		883
Corporate and institutional | Real estate
Loans
Gross loans	29,095	29,706	29,220
of which held at amortized cost	28,349		28,323
Non-accrual loans	270		155
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	79,341	84,035	73,495
of which held at amortized cost	74,243		69,720
Non-accrual loans	978		682
Corporate and institutional | Financial institutions
Loans
Gross loans	20,046	20,948	20,367
of which held at amortized cost	15,143		15,436
Non-accrual loans	65		46
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,628	3,799	4,262
of which held at amortized cost	1,201		1,233
Consumer
Loans
Gross loans	163,983	165,729	170,497
of which held at amortized cost	163,926		170,467
Allowance for credit losses	(399)	(349)	(241)
Allowance for loan losses				(171)	SFr (181)	(187)
Non-accrual loans	961		627
Consumer | Mortgages
Loans
Gross loans	110,022	109,566	109,671
of which held at amortized cost	110,022		109,671
Non-accrual loans	380		337
Consumer | Loans collateralized by securities
Loans
Gross loans	48,984	50,877	56,425
of which held at amortized cost	48,984		56,425
Non-accrual loans	377		122
Consumer | Consumer finance
Loans
Gross loans	4,977	SFr 5,286	4,401
of which held at amortized cost	4,920		4,371
Non-accrual loans	204		168
Bank
Loans
Gross loans	303,707		305,086
of which held at amortized cost	290,476		292,425
of which held at fair value	13,231		12,661
Net (unearned income)/deferred expenses	(112)		(116)
Allowance for credit losses	(1,668)		(1,048)
Allowance for loan losses			(945)	(881)		(901)
Net loans	301,927		304,025
Non-performing loans	1,994		1,250
Non-interest-earning loans	268		248
Non-accrual loans	2,262		1,498
Restructured loans	226		350
Potential problem loans	791		266
Total other impaired loans	1,017		616
Gross impaired loans	3,279		2,114
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	213		208
Bank | Switzerland
Loans
Gross loans	173,727		169,671
Bank | Foreign
Loans
Gross loans	129,980		135,415
Bank | Corporate and institutional
Loans
Gross loans	139,724		134,589
of which held at amortized cost	118,924		121,958
Allowance for credit losses	(1,269)		(807)
Allowance for loan losses				(710)		(714)
Non-accrual loans	1,301		871
Bank | Corporate and institutional | Real estate
Loans
Gross loans	29,095		29,220
of which held at amortized cost	28,349		28,323
Non-accrual loans	270		155
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	79,834		74,094
of which held at amortized cost	74,231		70,321
Non-accrual loans	966		670
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	27,167		27,013
of which held at amortized cost	15,143		22,081
Non-accrual loans	65		46
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,628		4,262
of which held at amortized cost	1,201		1,233
Bank | Consumer
Loans
Gross loans	163,983		170,497
of which held at amortized cost	163,926		170,467
Allowance for credit losses	(399)		(241)
Allowance for loan losses				SFr (171)		SFr (187)
Non-accrual loans	961		627
Bank | Consumer | Mortgages
Loans
Gross loans	110,022		109,671
of which held at amortized cost	110,022		109,671
Non-accrual loans	380		337
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	48,984		56,425
of which held at amortized cost	48,984		56,425
Non-accrual loans	377		122
Bank | Consumer | Consumer finance
Loans
Gross loans	4,977		4,401
of which held at amortized cost	4,920		4,371
Non-accrual loans	SFr 204		SFr 168